Income Tax (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Ratio percentage used to determine recovery period and threshold limitation amount (RBC reporting entity)	10514.00%	10916.00%
Recovery period used	3 years	3 years
Percentage of adjusted capital and surplus used	15.00%	15.00%
Amount of adjusted capital and surplus used	$ 40,444	$ 39,319